SUBSEQUENT EVENTS	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Shanghai Muliang Industrial Corp. [Member]
SUBSEQUENT EVENTS

NOTE 14 – SUBSEQUENT EVENTS

On February 10, 2016, Shanghai Muliang Industrial Corp. (“Industrial Corp.”) entered into an entrusted management agreement with Muliang Agriculture Ltd.’s wholly owned subsidiary, Shanghai Mufeng Investment Consulting Co., Ltd. (“Consulting Corp.”), which provides that Consulting Corp. will be entitled to the full guarantee for the performance of such entrusted management agreement entered into by the Company. Muliang Agriculture Ltd. (“Agriculture”) was incorporated in Hong Kong, PRC on August 21, 2014. Other than the equity interest in Consulting Corp., Agriculture does not own any assets or conduct any operations. Consulting Corp. is also entitled to receive the residual return of the Company. As a result of the agreement, Consulting Corp. will absorb 100% of the expected gains or losses of the Company, which results in Consulting Corp. being the primary beneficiary of the Company.

Consulting Corp. also entered into a pledge of equity agreement with the principal shareholders of the Company (the “Principal Shareholders”), who pledged all their equity interest in the entity to Consulting Corp. The pledge of equity agreement, which were entered into by each Principal Shareholder, pledged each of the Principal Shareholders’ equity interest in the Company as a guarantee for the entrustment payment under the Entrusted Management Agreements. In addition, Consulting Corp. entered into an option agreement to acquire the Principal Shareholders’ equity interest in these entities if or when permitted by the PRC laws.

NOTE 14 – SUBSEQUENT EVENTS

On February 10, 2016, Shanghai Muliang Industrial Corp. (“Industrial Corp.”) entered into an entrusted management agreement with Muliang Agriculture Ltd.’s wholly owned subsidiary, Shanghai Mufeng Investment Consulting Co., Ltd. (“Consulting Corp.”), which provides that Consulting Corp. will be entitled to the full guarantee for the performance of such entrusted management agreement entered into by the Company. Muliang Agriculture Ltd. (“Agriculture”) was incorporated in Hong Kong, PRC on August 21, 2014. Other than the equity interest in Consulting Corp., Agriculture does not own any assets or conduct any operations. Consulting Corp. is also entitled to receive the residual return of the Company. As a result of the agreement, Consulting Corp. will absorb 100% of the expected gains or losses of the Company, which results in Consulting Corp. being the primary beneficiary of the Company.

Consulting Corp. also entered into a pledge of equity agreement with the principal shareholders of the Company (the “Principal Shareholders”), who pledged all their equity interest in the entity to Consulting Corp. The pledge of equity agreement, which were entered into by each Principal Shareholder, pledged each of the Principal Shareholders’ equity interest in the Company as a guarantee for the entrustment payment under the Entrusted Management Agreements. In addition, Consulting Corp. entered into an option agreement to acquire the Principal Shareholders’ equity interest in these entities if or when permitted by the PRC laws.